Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 23, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITY BANCORP INC /NJ/
Entity Central Index Key	0000920427
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		10,677,229
Trading Symbol	unty
Entity Public Float			$ 131,174,960
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No